Right-Of-Use Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 643,000	$ 966,000
Right-of-use assets	$ 577,000	$ 927,000
Bottom of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	12 months
Top of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	60 months